Summary of Significant Accounting Policies - Schedule of Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Profit before income taxes	$ 16,341,589	$ 7,482,773
Statutory EIT rate	25.00%	25.00%
Income tax expenses computed at statutory EIT rate	$ 4,085,397	$ 1,870,693
Valuation Allowance	7,904
Effect of tax holidays	(1,640,885)
Others	406	55
Income tax expense	$ 2,452,822	$ 1,870,748